Derivative instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative instruments

Note 11

Derivative instruments
Overview
Over-the-counter (OTC) derivative

contracts are usually traded under a standardized International Swaps and Derivatives
Association (ISDA) master

agreement or other

recognized local industry-standard

master agreements

between UBS and
its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA

or similar industry-standard solutions. Other

OTC derivatives are cleared through

clearing
houses, in particular interest rate swaps with LCH,

where a settled-to-market method has been generally adopted, under which

cash

collateral

exchanged

on

a

daily

basis

is

considered

to

legally

settle

the

market

value

of

the

derivatives.
Regulators

in

various

jurisdictions

have

introduced

rules

requiring

the

payment

and

collection

of

initial

and

variation
margins on certain OTC derivative contracts, which may

have a bearing on price and other relevant terms

.
Exchange-traded derivatives (ETD) are standardized in terms of their amounts and settlement dates, and are bought and
sold

on

regulated

exchanges.

Exchanges

offer

the

benefits

of

pricing

transparency,

standardized

daily

settlement

of
changes in value and, consequently, reduced credit risk.
Most

of

the

Group’s

derivative

transactions

relate

to

sales

and

market-making

activity.

Sales

activities

include

the
structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected

risks. Market

-making aims

to directly

support the

facilitation and

execution

of client

activity, and

involves
quoting

bid

and

offer

prices

to

other

market

participants

with

the

aim

of

generating

revenues

based

on

spread

and
volume. The Group also uses various derivative instruments

for hedging purposes.
›
Refer to Notes 16 and 21 for more information about

derivative instruments
›
Refer to Note 25 for more information about derivatives

designated in hedge accounting relationships
Risks of derivative instruments
The

derivative

financial

assets

shown

on

the

balance

sheet

can

be

an

important

component

of

the

Group’s

credit
exposure; however, the positive replacement values related to a respective counterparty are rarely an adequate reflection of the

Group’s credit

exposure in

its derivatives

business with

that counterparty.

This is

generally the

case because,

on
the one hand, replacement values can increase over time (potential future exposure), while, on the other hand,

exposure
may be mitigated

by entering

into master

netting agreements

and bilateral

collateral arrangements.

Both the exposure
measures used

internally by

the Group to

control credit

risk and the

capital requirements

imposed by

regulators reflect
these additional factors.
›
Refer to Note 22 for more information about derivative

financial assets and liabilities after consideration

of netting potential
permitted under enforceable netting arrangements
›
Refer to the “Risk management and control” section of this

report for more information about the risks arising from derivative instruments
Derivative instruments

31.12.24 31.12.23
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Interest rate 41.4 36.6 3,643.8 16,843.5 55.6 52.9 3,524.1 20,073.9 of which: forwards (OTC)
4
0.1 0.0 92.9 851.5 0.1 0.1 122.4 2,532.2
of which: swaps (OTC)
26.5 20.3 1,354.1 14,974.2 37.7 32.6 1,331.6 16,601.3
of which: options (OTC)
14.7 16.1 2,189.1 17.7 20.0 2,066.7
of which: futures (ETD)
827.5 843.7
of which: options (ETD) 0.1 0.0 7.8 190.3 0.0 0.0 3.4 96.1
Credit derivatives 3.1 3.7 143.8 4.0 4.7 274.9
of which: credit default swaps (OTC)
2.8 3.3 138.7 3.8 4.4 269.6
of which: total return swaps (OTC) 0.0 0.3 1.0 0.1 0.3 3.7
Foreign exchange 100.9 94.6 7,207.3 268.8 78.7 89.9 6,913.3 180.4 of which: forwards (OTC) 36.9 32.3 2,267.7 18.7 24.1 2,152.0 of which: swaps (OTC)
55.2 53.5 3,785.4 267.0 52.2 58.1 3,809.7 178.7
of which: options (OTC) 8.6 8.7 1,145.2 7.7 7.6 944.4
Equity / index 36.9 42.7 1,364.8 93.3 35.5 41.4 1,396.8 95.0 of which: swaps (OTC) 5.9 8.2 352.8 6.6 9.2 273.3
of which: options (OTC) 4.4 8.3 226.1 4.9 9.0 245.2
of which: futures (ETD) 84.6 86.6
of which: options (ETD) 13.4 13.5 784.7 8.7 15.4 14.3 876.6 8.5 of which: client-cleared transactions (ETD) 13.1 12.7 8.3 8.2
Commodities 2.6 2.2 155.4 17.1 2.0 1.6 142.9 16.4
of which: swaps (OTC) 0.9 1.1 58.3 0.9 0.7 50.0
of which: options (OTC) 0.8 0.4 42.2 0.6 0.3 42.3
of which: futures (ETD) 12.6 13.7
of which: forwards (ETD) 0.0 0.0 27.3 0.0 0.0 31.5
of which: client-cleared transactions (ETD) 0.3 0.4 0.2 0.3
Other
5
0.6 0.8 86.9 0.4 1.6 116.5
Total derivative instruments,

based on netting under IFRS Accounting Standards
6
185.6 180.6 12,602.0 17,222.8 176.1 192.2 12,368.5 20,365.8
1 In cases where derivative financial instruments are

presented on a net basis on the balance

sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross

basis.

2 Notional amounts of client-cleared

ETD and OTC transactions through central clearing counterparties are not disclosed, as they

have a significantly different risk profile.

3 Other notional amounts relate

to derivatives
that are cleared through either

a central counterparty or an

exchange and settled on a

daily basis (except for

OTC derivatives

settled through collateralized-to-market arrangements, which are presented under

Derivative
financial assets and Derivative financial liabilities). The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented.

4 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or

loss and are recognized within derivative

instruments.

5 Includes mainly derivative loan commitments

measured at FVTPL, as well as unsettled

purchases and sales of non-
derivative financial instruments

for which the

changes in the

fair value between

trade date and

settlement date are

recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities

are
presented net on

the balance sheet

if UBS has

the unconditional and

legally enforceable

right to offset

the recognized amounts,

both in the

normal course of

business and in

the event of

default, bankruptcy or
insolvency of

the entity

and all

of the

counterparties, and

intends either

to settle

on a

net basis

or to

realize the

asset and

settle the

liability simultaneously.

Refer to

Note 22

for more

information on

netting
arrangements.
On

a

notional

amount

basis,

approximately
55
%

of

OTC

interest

rate

contracts

held

as

of

31 December

2024
(31 December 2023: 50
%) mature

within one year,
27% (31 December 2023: 30
%) within one to

five years and
18%
(31 December 2023: 20
%) after five years.

Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally
settled or economically

net settled on a

daily basis are

presented under
Other notional amounts

in the table

above and
are categorized into maturity

buckets on the basis

of contractual maturities of

the cleared underlying derivative

contracts.
Other notional

amounts related

to interest rate

contracts decreased

by USD
3.2
trn compared

with 31 December

2023,
mainly reflecting unwinding activities in Non-core and Legacy, partly offset by higher business volumes in the Investment
Bank.